Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Adjustments
Funding - FVA	£ 140	£ 244
Credit - CVA	390	386
Bid - Offer	148	165
Product and deal specific	172	238
Financial instruments valuation adjustments	850	1,033
Designated as at fair value through profit or loss
Product and deal specific
Net (gains) carried forward	63	88
Net gains deferred	75	183
Net gains recognized in the income statement	£ 100	£ 154